Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Total assets	R 57,240	R 46,808	R 48,803
Borrowings | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,695	3,205
Other non-current liabilities | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	332	263
Trade and other payables | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,022	1,791
Contingent consideration liability | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	589	356
Other non-current assets | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	15	15
Other non-current assets | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	78	75
Other non-current assets | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	101	148
Trade and other receivables | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,561	938
Cash and cash equivalents | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,867	2,448
Restricted Cash and Investments | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,152	4,128
Restricted Cash and Investments | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	305	292
Restricted Cash and Investments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,705	1,162
Not designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	69
Not designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	152
Not designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	101	6
Not designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	32	83
Not designated as hedging instrument | US$ silver contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	16	6
Not designated as hedging instrument | US$ silver contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	28	71
Not designated as hedging instrument | Foreign exchange hedging contracts | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	69
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	152
Not designated as hedging instrument | Foreign exchange hedging contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	85
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4	12
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	401	3
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	909	8
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	168	131
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	78	436
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	401	3
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	890	8
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	135	113
Cash flow hedges | Rand Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	44	410
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	19
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	33	18
Cash flow hedges | US$ Gold Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R 34	R 26